Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During 2025, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of the Company's annual performance and compensation review process, the Culture and Compensation Committee approves stock option awards and time-based and RSU awards to our Named Executive Officers annually in February and on other intervals dependent on business need, as it did for the retention awards made to certain of our Named Executive Officers in 2025.
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
During 2025, we did not grant equity awards to our Named Executive Officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for Named Executive Officer grants in 2025.
Award Timing Method	During 2025, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of the Company's annual performance and compensation review process, the Culture and Compensation Committee approves stock option awards and time-based and RSU awards to our Named Executive Officers annually in February and on other intervals dependent on business need, as it did for the retention awards made to certain of our Named Executive Officers in 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events.
MNPI Disclosure Timed for Compensation Value	false